                                                                                                              Registration No. 33-58343
                                                                                                                     File No. 811-07265

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549
                                                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                         /X/

         PRE-EFFECTIVE AMENDMENT NO.                                                                          /   /

         POST-EFFECTIVE AMENDMENT NO. 11                                                                        /X/

                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940                                                                                                /X/

         Amendment No. 13                                                                                       /X/

                                             OPPENHEIMER ENTERPRISE FUND
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                                          (Exact Name of Registrant as Specified in Charter)

                                  6803 South Tucson Way, Englewood, Colorado 80112
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                                      (Address of Principal Executive Offices)

                                                    212-323-0200
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                                           (Registrant's Telephone Number)

                                               ANDREW J. DONOHUE, ESQ.
                                               OppenheimerFunds, Inc.
                                Two World Trade Center, New York, New York 10048-0203
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                                       (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

     /   /      Immediately upon filing pursuant to paragraph (b)
     / X /      On December 28, 2001, pursuant to paragraph (b)
     /   /      60 days after filing, pursuant to paragraph (a)(1)
     /   /      On _______, pursuant to paragraph (a)(1)
     /   /      75 days after filing, pursuant to paragraph (a)(2)
     /   /      On _______, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     /   / This post-effective amendment designates a new effective date for a previously filed post-amendment.

N1A/885/885N1A_Dec2001(b)